UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2004

Item 1. Reports to Stockholders

Spartan®

Money Market

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$ 1,000.00	$ 1,005.30	$ 2.12
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.86	$ 2.14

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/04	% of fund's investments 4/30/04	% of fund's investments 10/31/03
0 - 30	54.1	44.8	51.2
31 - 90	28.3	28.2	22.7
91 - 180	15.9	12.0	10.2
181 - 397	1.7	15.0	15.9
Weighted Average Maturity
	10/31/04	4/30/04	10/31/03
Spartan® Money Market Fund	47 Days	77 Days	75 Days
All Taxable Money Market Funds Average*	41 Days	56 Days	57 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
Commercial Paper 23.2%	Commercial Paper 17.8%
Bank CDs, BAs, TDs, and Notes 47.2%	Bank CDs, BAs, TDs, and Notes 40.2%
Government Securities 9.7%	Government Securities 24.0%
Repurchase Agreements 19.8%	Repurchase Agreements 17.4%
Other Investments 0.0%	Other Investments 0.6%
Net Other Assets 0.1%	Net Other Assets 0.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 24.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 1.8%
Washington Mutual Bank
11/12/04	1.65%	$ 10,000	$ 10,000
Washington Mutual Bank, California
1/27/05	1.90	25,000	25,001
Washington Mutual Bank, Seattle
11/10/04	1.65	15,000	15,000
Wells Fargo Bank NA, San Francisco
11/9/04	1.79	50,000	50,000
			100,001
London Branch, Eurodollar, Foreign Banks - 6.8%
Barclays Bank PLC
11/8/04	1.79	50,000	50,000
2/3/05	1.95	10,000	9,999
2/28/05	1.93	25,000	25,000
Calyon
2/22/05	1.90	50,000	50,000
Credit Agricole Indosuez
11/2/04	1.25	25,000	25,000
11/10/04	1.25	10,000	10,000
Deutsche Bank AG
12/29/04	1.96	25,000	25,000
HBOS Treasury Services PLC
3/7/05	2.00	50,000	50,000
Societe Generale
11/10/04	1.25	40,000	40,000
1/5/05	1.19	25,000	25,000
3/7/05	2.00	75,000	75,000
			384,999
New York Branch, Yankee Dollar, Foreign Banks - 16.2%
Banco Bilbao Vizcaya Argentaria SA
12/1/04	1.73 (b)	10,000	9,999
BNP Paribas SA
11/22/04	1.83 (b)	55,000	54,982
Calyon
11/15/04	1.79 (b)	35,000	34,991
12/13/04	1.78 (b)	30,000	29,989
Canadian Imperial Bank of Commerce
11/15/04	1.92 (b)	60,000	60,000
11/29/04	1.90 (b)	25,000	24,996
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Agricole Indosuez
1/24/05	2.09% (b)	$ 10,000	$ 10,003
Deutsche Bank AG
11/26/04	1.23	50,000	50,000
12/3/04	1.76 (b)	45,000	45,000
12/16/04	1.20	75,000	75,000
HBOS Treasury Services PLC
11/3/04	1.80 (b)	25,000	25,000
12/4/04	1.77 (b)	50,000	50,000
Landesbank Baden-Wuerttemberg
11/26/04	1.68 (b)	45,000	44,992
12/6/04	1.75 (b)	10,000	9,999
Royal Bank of Canada
12/15/04	1.80 (b)	25,000	24,991
Royal Bank of Scotland PLC
11/15/04	1.80 (b)	100,000	99,981
Societe Generale
11/8/04	1.77 (b)	25,000	24,997
11/18/04	1.82 (b)	45,000	44,990
UBS AG
1/5/05	1.94 (b)	90,000	89,969
Unicredito Italiano Spa
11/12/04	1.61 (b)	20,000	19,995
1/14/05	1.99 (b)	25,000	24,994
1/27/05	2.04 (b)	55,000	54,988
			909,856
TOTAL CERTIFICATES OF DEPOSIT			1,394,856
Commercial Paper - 23.0%

Bank of America Corp.
12/3/04	1.72	55,000	54,916
3/16/05	2.06	79,000	78,396
Bradford & Bingley PLC
1/28/05	2.12	10,000	9,949
CC USA, Inc.
2/14/05	1.95 (a)	15,000	14,916
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/4/04	1.80	50,000	49,993
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Citibank Credit Card Master Trust I (Dakota Certificate Program) - continued
11/8/04	1.75%	$ 50,000	$ 49,983
11/9/04	1.76	50,000	49,981
1/5/05	2.03	33,000	32,880
1/19/05	2.06	25,000	24,888
1/20/05	2.09	25,000	24,884
Citicorp
11/29/04	1.75	40,000	39,946
Comcast Corp.
11/10/04	2.11	5,000	4,997
11/12/04	2.13	5,000	4,997
DaimlerChrysler NA Holding Corp.
11/12/04	1.94	5,000	4,997
11/16/04	1.96	5,000	4,996
11/17/04	1.98	5,000	4,996
11/18/04	1.98	5,000	4,995
11/22/04	2.00	5,000	4,994
11/24/04	2.02	5,000	4,994
11/29/04	2.04	5,000	4,992
Dorada Finance, Inc.
3/10/05	2.04 (a)	20,000	19,855
Dresdner U.S. Finance, Inc.
1/24/05	1.98	10,000	9,954
Emerald (MBNA Credit Card Master Note Trust)
11/2/04	1.75	12,700	12,699
12/15/04	1.90	30,000	29,931
12/16/04	1.94	50,000	49,879
1/11/05	2.02	25,000	24,901
1/12/05	2.03	25,000	24,899
1/12/05	2.04	40,850	40,684
Fairway Finance Corp.
11/26/04	1.76	10,000	9,988
Ford Motor Credit Co.
11/1/04	1.95	20,000	20,000
11/4/04	1.94	5,000	4,999
11/10/04	1.97	20,000	19,990
11/15/04	1.99	10,000	9,992
General Electric Capital Corp.
1/11/05	1.82	55,000	54,805
1/12/05	1.82	55,000	54,802
Grampian Funding Ltd.
11/3/04	1.48	40,000	39,997
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Grampian Funding Ltd. - continued
1/10/05	1.91%	$ 55,000	$ 54,797
1/20/05	2.03	45,000	44,798
ING America Insurance Holdings, Inc.
11/22/04	1.72	4,975	4,970
11/23/04	1.72	10,000	9,990
K2 (USA) LLC
2/28/05	1.95	15,500	15,401
Motown Notes Program
1/18/05	2.05	5,000	4,978
1/19/05	2.07	30,000	29,864
Newcastle (Discover Card Master Trust)
11/3/04	1.80	35,000	34,997
12/14/04	1.92	20,000	19,954
Paradigm Funding LLC
11/8/04	1.80 (b)	20,000	19,999
2/24/05	1.94	25,000	24,847
2/28/05	1.93	25,000	24,842
Park Granada LLC
11/1/04	1.83	20,000	20,000
11/1/04	1.84	10,000	10,000
1/20/05	2.06	20,000	19,909
SBC Communications, Inc.
1/19/05	2.10	35,000	34,839
Sheffield Receivables Corp.
11/26/04	1.88 (b)	20,000	20,000
TOTAL COMMERCIAL PAPER			1,297,250
Federal Agencies - 9.7%

Fannie Mae - 5.3%
Agency Coupons - 4.8%
11/8/04	1.73 (b)	30,000	29,976
12/23/04	1.86 (b)	37,000	36,997
2/15/05	1.40	50,000	50,000
2/23/05	1.33	25,000	25,000
3/29/05	1.40	85,000	85,000
5/4/05	1.54	25,000	25,000
5/13/05	1.59	20,000	20,000
			271,973
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
Discount Notes - 0.5%
2/4/05	1.32%	$ 25,000	$ 24,914
			296,887
Federal Home Loan Bank - 3.8%
Agency Coupons - 3.8%
12/17/04	1.40	7,000	6,997
1/19/05	1.99 (b)	5,000	4,999
2/25/05	1.40	125,000	125,000
4/27/05	1.30	21,500	21,500
4/28/05	1.35	10,000	10,000
5/2/05	1.80	7,400	7,385
5/2/05	1.97	12,600	12,563
5/3/05	1.37	25,000	25,000
			213,444
Freddie Mac - 0.6%
Discount Notes - 0.6%
2/8/05	1.33	35,000	34,874
TOTAL FEDERAL AGENCIES			545,205
Master Notes - 4.4%

General Motors Acceptance Corp. Mortgage Credit
11/1/04	2.34 (b)(d)	55,000	55,000
Goldman Sachs Group, Inc.
11/26/04	1.81 (b)(d)	55,000	55,000
1/10/05	2.06 (b)(d)	15,000	15,000
2/14/05	2.13 (d)	60,000	60,000
4/12/05	2.12 (d)	60,000	60,000
TOTAL MASTER NOTES			245,000
Medium-Term Notes - 13.7%

Allstate Life Global Funding II
11/8/04	1.83 (a)(b)	5,000	5,000
11/15/04	1.86 (a)(b)	5,000	5,000
11/15/04	1.87 (a)(b)	10,000	10,000
American Express Credit Corp.
11/22/04	1.94 (a)(b)	20,000	19,996
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
American Express Credit Corp. - continued
11/29/04	2.07% (b)	$ 7,000	$ 7,002
Bayerische Landesbank Girozentrale
11/19/04	1.70 (b)	45,000	45,000
BellSouth Corp.
4/26/05	4.12 (b)	10,000	10,085
BellSouth Telecommunications
12/4/04	1.88 (b)	10,000	10,000
Citigroup Global Markets Holdings, Inc.
12/6/04	1.88 (b)	10,000	10,007
Descartes Funding Trust
11/15/04	1.87 (b)	10,000	10,000
First Tennessee Bank NA, Memphis
11/4/04	1.75 (b)	15,000	15,004
11/26/04	1.84 (b)	5,000	5,000
General Electric Capital Corp.
11/9/04	1.96 (b)	55,000	55,000
11/17/04	1.99 (b)	60,000	60,004
HBOS Treasury Services PLC
12/24/04	1.96 (b)	60,000	60,000
Household Finance Corp.
11/5/04	1.80 (b)	5,000	5,000
M&I Bank FSB NV, Las Vegas
1/25/05	2.07 (b)	15,000	15,001
Morgan Stanley
11/1/04	1.92 (b)	7,000	7,000
11/4/04	1.84 (b)	15,000	15,000
11/15/04	1.87 (b)	17,000	17,000
11/15/04	1.99 (b)	15,000	15,017
11/29/04	1.96 (b)	31,000	31,000
Pacific Life Global Funding
11/4/04	1.83 (a)(b)	5,000	5,000
11/15/04	1.85 (b)	5,000	5,000
RACERS
11/22/04	1.91 (a)(b)	50,000	50,000
SBC Communications, Inc.
6/5/05	2.49 (a)	5,000	5,049
SLM Corp.
11/1/04	1.87 (a)(b)	35,000	35,000
Verizon Global Funding Corp.
12/15/04	1.99 (b)	145,000	145,001
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Wells Fargo & Co.
11/2/04	1.86% (b)	$ 30,000	$ 30,000
11/15/04	1.84 (b)	55,000	55,000
Westpac Banking Corp.
12/13/04	1.85 (b)	10,000	10,000
TOTAL MEDIUM-TERM NOTES			772,166
Short-Term Notes - 4.3%

Jackson National Life Insurance Co.
1/3/05	2.15 (b)(d)	34,000	34,000
Metropolitan Life Insurance Co.
11/29/04	2.00 (a)(b)	10,000	10,000
1/3/05	2.20 (b)(d)	25,000	25,000
Monumental Life Insurance Co.
11/1/04	1.89 (b)(d)	35,000	35,000
11/1/04	1.98 (b)(d)	29,000	29,000
New York Life Insurance Co.
1/3/05	2.14 (b)(d)	60,000	60,000
Transamerica Occidental Life Insurance Co.
11/1/04	1.86 (b)(d)	50,000	50,000
TOTAL SHORT-TERM NOTES			243,000
Municipal Securities - 0.2%

Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series A, 1.95% tender 12/7/04, CP mode	10,000	10,000
Repurchase Agreements - 19.8%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 10/29/04 due 11/1/04 At 1.9%)	$ 324	324
With:
Banc of America Securities LLC At 1.93%, dated 10/29/04 due 11/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $219,691,348, 4.17% - 7.06%, 11/25/19 - 3/11/41)	147,024	147,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Citigroup Global Markets, Inc. At 2.01%, dated 10/29/04 due 11/1/04 (Collateralized by Corporate Obligations with principal amounts of $52,184,000, 2.32% - 9.25%, 2/15/06 - 8/25/34)	$ 50,008	$ 50,000
Deutsche Bank Securities, Inc. At 1.95%, dated 10/29/04 due 11/1/04 (Collateralized by Corporate Obligations with principal amounts of $68,130,327, 4% - 7.7%, 1/15/09 - 7/30/10)	78,013	78,000
Goldman Sachs & Co. At:
1.87%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $67,963,538, 4.82% - 5.5%, 7/1/34 - 7/25/34)	65,172	65,000
1.9%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $48,531,876, 4.77%, 3/25/33)	25,067	25,000
J.P. Morgan Securities, Inc. At 1.88%, dated 9/22/04 due 11/12/04 (Collateralized by Corporate Obligations with principal amounts of $76,209,000, 5.75% - 7%, 10/1/08 - 4/15/13)	75,200	75,000
Lehman Brothers, Inc. At 2%, dated 10/29/04 due 11/1/04 (Collateralized by Corporate Obligations with principal amounts of $191,736,000, 4.78% - 11.75%, 2/1/05 - 5/1/36)	200,033	200,000
Merrill Lynch, Pierce, Fenner & Smith At 2.03%, dated 8/9/04 due 11/8/04 (Collateralized by Corporate Obligations with principal amounts of $84,215,996, 6% - 10.38%, 12/15/04 - 5/1/29) (b)(c)	84,382	84,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Morgan Stanley & Co. At 1.88%, dated 9/22/04 due 11/12/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $2,742,272,204, 0% - 9.07%, 11/25/08 - 6/13/41)	$ 110,293	$ 110,000
Wachovia Securities, Inc. At 1.95%, dated 10/29/04 due 11/1/04 (Collateralized by Corporate Obligations with principal amounts of $280,908,434, 1.9% - 6.38%, 4/21/06 - 12/25/34)	280,046	280,000
TOTAL REPURCHASE AGREEMENTS		1,114,324
TOTAL INVESTMENT PORTFOLIO - 99.9%		5,621,801
NET OTHER ASSETS - 0.1%		6,255
NET ASSETS - 100%		$ 5,628,056
Total Cost for Federal Income Tax Purposes $ 5,621,801
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $179,816,000 or 3.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $478,000,000 or 8.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
General Motors Acceptance Corp. Mortgage Credit 2.34%, 11/1/04	10/1/04	$ 55,000
Goldman Sachs Group, Inc.: 1.81%, 11/26/04	8/26/04	$ 55,000
2.06%, 1/10/05	7/8/04	$ 15,000
2.12%, 4/12/05	9/14/04	$ 60,000
2.13%, 2/14/05	9/30/04	$ 60,000
Security	Acquisition Date	Cost (000s)
Jackson National Life Insurance Co. 2.15%, 1/3/05	3/31/03	$ 34,000
Metropolitan Life Insurance Co. 2.2%, 1/3/05	3/26/02	$ 25,000
Monumental Life Insurance Co.: 1.89%, 11/1/04	2/1/00	$ 35,000
1.98%, 11/1/04	7/31/98 - 9/17/98	$ 29,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02	$ 60,000
Transamerica Occidental Life Insurance Co. 1.86%, 11/1/04	4/28/00	$ 50,000
Income Tax Information
At April 30, 2004, the fund had a capital loss carryforward of approximately $99,000 of which $2,000 and $97,000 will expire on April 30, 2008 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,114,324) (cost $5,621,801) - See accompanying schedule		$ 5,621,801
Cash		38
Receivable for fund shares sold		10,873
Interest receivable		8,916
Other affiliated receivables		19
Total assets		5,641,647

Liabilities
Payable for fund shares redeemed	$ 11,069
Distributions payable	366
Accrued management fee	1,979
Other affiliated payables	177
Total liabilities		13,591

Net Assets		$ 5,628,056
Net Assets consist of:
Paid in capital		$ 5,628,753
Distributions in excess of net investment income		(50)
Accumulated undistributed net realized gain (loss) on investments		(647)
Net Assets, for 5,628,283 shares outstanding		$ 5,628,056
Net Asset Value, offering price and redemption price per share ($5,628,056 ÷ 5,628,283 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 42,175

Expenses
Management fee	$ 11,918
Non-interested trustees' compensation	17
Total expenses before reductions	11,935
Expense reductions	(6)	11,929
Net investment income		30,246
Net realized gain (loss) on investment securities		(496)
Net increase in net assets resulting from operations		$ 29,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,246	$ 50,634
Net realized gain (loss)	(496)	(148)
Net increase in net assets resulting from operations	29,750	50,486
Distributions to shareholders from net investment income	(30,296)	(50,634)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,456,177	2,816,342
Reinvestment of distributions	28,918	48,207
Cost of shares redeemed	(1,529,030)	(4,255,141)
Net increase (decrease) in net assets and shares resulting from share transactions	(43,935)	(1,390,592)
Total increase (decrease) in net assets	(44,481)	(1,390,740)

Net Assets
Beginning of period	5,672,537	7,063,277
End of period (including distributions in excess of net investment income of $50 and $0, respectively)	$ 5,628,056	$ 5,672,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004 (Unaudited)	Years ended April 30,
	2004	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.008	.013	.028	.060	.052
Distributions from net investment income	(.005)	(.008)	(.013)	(.028)	(.060)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.53%	.81%	1.35%	2.81%	6.14%	5.30%
Ratios to Average Net AssetsE
Expenses before expense reductions	.42%A	.42%	.42%	.43%	.45%	.45%
Expenses net of voluntary waivers, if any	.42%A	.42%	.42%	.43%	.45%	.45%
Expenses net of all reductions	.42%A	.42%	.42%	.42%	.45%	.45%
Net investment income	1.06%A	.81%	1.35%	2.82%	5.96%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 5,628	$ 5,673	$ 7,063	$ 8,306	$ 10,317	$ 9,496

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $38 for the period.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)
Lender	$ 3,981	1.26%	$ 1

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $6.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Taxable Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government Money
Market Fund

Spartan U.S. Treasury Money Market
Fund

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPM-USAN-1204
1.784868.101

Spartan®

U.S. Government
Money Market

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$ 1,000.00	$ 1,005.10	$ 2.12
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.86	$ 2.14

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/04	% of fund's investments 4/30/04	% of fund's investments 10/31/03
0 - 30	67.0	39.9	47.0
31 - 90	13.7	34.6	31.8
91 - 180	16.8	13.7	7.7
181 - 397	2.5	11.8	13.5
Weighted Average Maturity
	10/31/04	4/30/04	10/31/03
Spartan® U.S. Government Money Market Fund	42 Days	81 Days	76 Days
Government Retail Money Market Funds Average*	42 Days	58 Days	58 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
Federal Agency Issues 56.3%	Federal Agency Issues 80.5%
Repurchase Agreements 43.7%	Repurchase Agreements 19.7%
Net Other Assets 0.0%	Net Other Assets** (0.2)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 56.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 28.0%
Agency Coupons - 26.2%
11/1/04	1.73% (a)	$ 10,000,000	$ 9,999,041
11/8/04	1.73 (a)	10,000,000	9,991,836
11/21/04	1.80 (a)	10,000,000	9,994,155
11/28/04	1.87 (a)	15,000,000	14,998,731
11/29/04	1.85 (a)	7,500,000	7,494,879
12/6/04	1.68 (a)	13,000,000	12,993,231
12/20/04	1.79 (a)	2,000,000	1,998,442
12/24/04	1.87 (a)	30,000,000	29,998,819
1/3/05	1.88 (a)	16,350,000	16,339,751
1/7/05	1.92 (a)	10,000,000	9,999,092
2/18/05	1.48	2,000,000	1,999,392
4/28/05	1.33	6,000,000	6,000,000
5/3/05	1.40	3,000,000	3,000,000
5/4/05	1.54	5,000,000	5,000,000
5/13/05	1.59	6,000,000	6,000,000
			145,807,369
Discount Notes - 1.8%
2/4/05	1.92	1,783,000	1,774,060
3/4/05	1.21	3,000,000	2,987,700
4/8/05	2.21	5,000,000	4,952,051
			9,713,811
			155,521,180
Federal Home Loan Bank - 15.0%
Agency Coupons - 14.1%
11/1/04	1.78 (a)	10,000,000	9,997,532
11/25/04	1.85 (a)	24,000,000	23,996,636
11/26/04	1.64 (a)	20,000,000	19,990,666
12/21/04	1.84 (a)	5,000,000	4,999,614
2/25/05	1.40	4,400,000	4,400,000
4/15/05	1.35	10,000,000	10,000,000
4/27/05	1.30	5,000,000	5,000,000
			78,384,448
Discount Notes - 0.9%
11/10/04	1.42	5,000,000	4,998,238
			83,382,686
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Freddie Mac - 13.3%
Discount Notes - 13.3%
11/4/04	1.41%	$ 3,000,000	$ 2,999,650
11/9/04	1.42	10,000,000	9,996,867
11/16/04	1.46	5,000,000	4,996,979
2/1/05	1.87	5,000,000	4,976,297
2/8/05	1.16	1,650,000	1,644,782
2/8/05	1.33	5,000,000	4,981,988
2/8/05	1.83	5,000,000	4,975,113
2/15/05	1.85	5,000,000	4,973,058
2/15/05	1.86	5,000,000	4,972,911
2/22/05	1.90	5,000,000	4,970,494
3/1/05	1.92	4,000,000	3,974,667
3/15/05	2.01	10,000,000	9,925,928
3/15/05	2.02	1,000,000	992,556
3/22/05	2.02	5,000,000	4,960,833
4/26/05	2.19	5,000,000	4,947,078
			74,289,201
TOTAL FEDERAL AGENCIES			313,193,067
Repurchase Agreements - 43.7%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
9/23/04 due 11/10/04 At 1.78% (b)	$ 20,047,467	20,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations) dated: - continued
10/6/04 due 11/5/04 At 1.8% (b)	$ 11,016,500	$ 11,000,000
10/29/04 due 11/1/04 At 1.9% (b)	211,823,523	211,790,000
TOTAL REPURCHASE AGREEMENTS		242,790,000
TOTAL INVESTMENT PORTFOLIO - 100.0%	555,983,067
NET OTHER ASSETS - 0.0%	(31,805)
NET ASSETS - 100%	$ 555,951,262
Total Cost for Federal Income Tax Purposes $ 555,983,067
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$20,000,000 due 11/10/04 at 1.78%
UBS Securities LLC	$ 20,000,000
$11,000,000 due 11/5/04 at 1.8%
Goldman, Sachs & Co.	$ 11,000,000
Repurchase Agreement/ Counterparty	Value
$211,790,000 due 11/1/04 at 1.9%
Bank of America, National Association	$ 42,057,199
Barclays Capital Inc.	84,114,397
Bear Stearns & Co. Inc.	31,542,899
Merrill Lynch Government Securities, Inc.	11,670,873
UBS Securities LLC	10,861,734
Wachovia Capital Markets, LLC	31,542,898
$ 211,790,000
Income Tax Information
At April 30, 2004, the fund had a capital loss carryforward of approximately $14,000 all of which will expire on April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $242,790,000) (cost $555,983,067) - See accompanying schedule		$ 555,983,067
Cash		10,518
Receivable for fund shares sold		216,607
Interest receivable		402,470
Total assets		556,612,662

Liabilities
Payable for fund shares redeemed	$ 429,409
Distributions payable	31,398
Accrued management fee	194,515
Other affiliated payables	6,078
Total liabilities		661,400

Net Assets		$ 555,951,262
Net Assets consist of:
Paid in capital		$ 555,989,102
Undistributed net investment income		33,778
Accumulated undistributed net realized gain (loss) on investments		(71,618)
Net Assets, for 555,928,490 shares outstanding		$ 555,951,262
Net Asset Value, offering price and redemption price per share ($555,951,262 ÷ 555,928,490 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 4,055,935

Expenses
Management fee	$ 1,183,574
Non-interested trustees' compensation	1,642
Total expenses before reductions	1,185,216
Expense reductions	(595)	1,184,621
Net investment income		2,871,314
Net realized gain (loss) on investment securities		(49,551)
Net increase in net assets resulting from operations		$ 2,821,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,871,314	$ 5,037,202
Net realized gain (loss)	(49,551)	(21,563)
Net increase in net assets resulting from operations	2,821,763	5,015,639
Distributions to shareholders from net investment income	(2,877,718)	(4,997,020)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	122,716,173	289,216,269
Reinvestment of distributions	2,733,854	4,743,888
Cost of shares redeemed	(149,594,477)	(452,966,337)
Net increase (decrease) in net assets and shares resulting from share transactions	(24,144,450)	(159,006,180)
Total increase (decrease) in net assets	(24,200,405)	(158,987,561)

Net Assets
Beginning of period	580,151,667	739,139,228
End of period (including undistributed net investment income of $33,778 and undistributed net investment income of $40,182, respectively)	$ 555,951,262	$ 580,151,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.007	.013	.028	.059	.050
Distributions from net investment income	(.005)	(.007)	(.013)	(.028)	(.059)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.51%	.75%	1.30%	2.84%	6.02%	5.17%
Ratios to Average Net AssetsE
Expenses before expense reductions	.42%A	.42%	.42%	.43%	.45%	.45%
Expenses net of voluntary waivers, if any	.42%A	.42%	.42%	.43%	.45%	.45%
Expenses net of all reductions	.42%A	.42%	.42%	.42%	.45%	.45%
Net investment income	1.01%A	.76%	1.31%	2.75%	5.86%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 555,951	$ 580,152	$ 739,139	$ 918,804	$ 853,640	$ 815,659

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $1,760 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $595.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPU-USAN-1204
1.784869.101

Spartan®

U.S. Treasury
Money Market

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$ 1,000.00	$ 1,004.50	$ 2.17
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.81	$ 2.19

* Expenses are equal to the Fund's annualized expense ratio of .43%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/04	% of fund's investments 4/30/04	% of fund's investments 10/31/03
0 - 30	57.8	19.6	43.0
31 - 90	31.3	51.1	24.2
91 - 180	10.9	12.2	24.2
181 - 397	0.0	17.1	8.6
Weighted Average Maturity
	10/31/04	4/30/04	10/31/03
Spartan® U.S. Treasury Money Market Fund	50 Days	72 Days	71 Days
Treasury Retail Money Market Funds Average *	60 Days	71 Days	69 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
U.S. Treasury Bills 88.1%	U.S. Treasury Bills 30.3%
U.S. Treasury Bonds and U.S. Treasury Notes 11.6%	U.S. Treasury Bonds and U.S. Treasury Notes 66.9%
Net Other Assets 0.3%	Net Other Assets 2.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 99.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 88.1%
11/4/04	1.55%	$ 8,999	$ 8,998
11/4/04	1.58	2,325	2,325
11/4/04	1.60	218,000	217,971
11/4/04	1.61	109,000	108,985
11/12/04	1.56	69,000	68,967
11/12/04	1.58	194,000	193,907
11/18/04	1.46	3,831	3,828
11/18/04	1.48	55,000	54,962
11/18/04	1.49	90,000	89,937
11/18/04	1.69	4,055	4,052
11/26/04	1.75	273,000	272,669
12/9/04	1.66	85,000	84,852
12/16/04	1.67	110,000	109,772
12/30/04	1.75	32,000	31,909
12/30/04	1.76	18,000	17,949
1/20/05	1.76	45,000	44,825
1/20/05	1.77	125,000	124,513
1/20/05	1.78	220,815	219,949
1/20/05	1.80	7,349	7,320
1/27/05	1.77	1,563	1,556
1/27/05	1.88	50,000	49,773
2/17/05	1.74	25,000	24,871
3/10/05	1.90	25,000	24,832
3/10/05	2.01	8,760	8,697
3/24/05	1.95	20,000	19,846
3/31/05	1.97	45,000	44,634
4/7/05	2.00	25,000	24,784
4/21/05	2.02	40,000	39,621
4/28/05	2.05	20,000	19,799
4/28/05	2.10	25,000	24,743
			1,950,846
U.S. Treasury Notes - 11.6%
11/15/04	1.13	12,278	12,300
11/15/04	1.14	20,000	20,035
11/15/04	1.20	20,000	20,035
11/15/04	1.32	8,000	8,014
11/15/04	1.36	23,000	23,050
11/30/04	1.41	35,000	35,015
11/30/04	1.79	33,000	33,004
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Notes - continued
11/30/04	1.82%	$ 98,000	$ 98,010
3/31/05	1.50	8,000	8,004
			257,467
TOTAL INVESTMENT PORTFOLIO - 99.7%	2,208,313
NET OTHER ASSETS - 0.3%	5,565
NET ASSETS - 100%	$ 2,213,878
Total Cost for Federal Income Tax Purposes $ 2,208,313
Income Tax Information
At April 30, 2004, the fund had a capital loss carryforward of approximately $256,000 of which $51,000 and $205,000 will expire on April 30, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $2,208,313) - See accompanying schedule		$ 2,208,313
Receivable for fund shares sold		4,598
Interest receivable		3,806
Total assets		2,216,717

Liabilities
Payable for fund shares redeemed	$ 1,929
Distributions payable	130
Accrued management fee	769
Other affiliated payables	11
Total liabilities		2,839

Net Assets		$ 2,213,878
Net Assets consist of:
Paid in capital		$ 2,214,533
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(656)
Net Assets, for 2,213,845 shares outstanding		$ 2,213,878
Net Asset Value, offering price and redemption price per share ($2,213,878 ÷ 2,213,845 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 14,757

Expenses
Management fee	$ 4,662
Non-interested trustees' compensation	6
Interest	161
Total expenses before reductions	4,829
Expense reductions	(7)	4,822
Net investment income		9,935
Net realized gain (loss) on investment securities		(367)
Net increase in net assets resulting from operations		$ 9,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,935	$ 15,616
Net realized gain (loss)	(367)	(158)
Net increase in net assets resulting from operations	9,568	15,458
Distributions to shareholders from net investment income	(9,934)	(15,616)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	503,843	1,109,436
Reinvestment of distributions	9,335	14,630
Cost of shares redeemed	(533,625)	(1,502,303)
Net increase (decrease) in net assets and shares resulting from share transactions	(20,447)	(378,237)
Total increase (decrease) in net assets	(20,813)	(378,395)

Net Assets
Beginning of period	2,234,691	2,613,086
End of period (including undistributed net investment income of $1 and $0, respectively)	$ 2,213,878	$ 2,234,691

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.006	.012	.026	.056	.047
Distributions from net investment income	(.004)	(.006)	(.012)	(.026)	(.056)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.45%	.65%	1.23%	2.66%	5.70%	4.81%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.42%	.42%	.43%	.46%	.45%
Expenses net of voluntary waivers, if any	.43% A	.42%	.42%	.43%	.46%	.45%
Expenses net of all reductions	.43% A	.42%	.42%	.42%	.45%	.45%
Net investment income	.89% A	.65%	1.21%	2.57%	5.53%	4.70%
Supplemental Data
Net assets, end of period (in millions)	$ 2,214	$ 2,235	$ 2,613	$ 2,483	$ 2,257	$ 2,000

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Reverse Repurchase Agreements. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $94,712. The weighted average interest rate was 1.05%. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $4 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $7.

Semiannual Report

Distributions

The Board of Trustees of Spartan U.S. Treasury Money Market Fund voted to pay on November 29, 2004, to shareholders of record at the opening of business on November 26, 2004, a distribution of $.0001 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TMM-USAN-1204
1.784870.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 9, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 9, 2004